FAIR VALUE DISCLOSURES - Embedded Conversion Options (Details)	12 Months Ended
Dec. 31, 2020
Embedded Derivative [Line Items]
Payment-in-kind interest (as a percent)	3.00%
Note term	7 years
Minimum
Embedded Derivative [Line Items]
Accretion of redemption value of the convertible notes (as a percent)	5.90%
Maximum
Embedded Derivative [Line Items]
Accretion of redemption value of the convertible notes (as a percent)	79.60%